Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Prime Money Market Fund - Investor Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	243
Vanguard Prime Money Market Fund - Institutional Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	$ 115